NATIONWIDE

PROVIDENT VA

SEPARATE

ACCOUNT A

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Provident VA Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VA Separate Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)

Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)

MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4) (1)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

3

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF) (1)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of operations for the period from January 1, 2021 to December 31, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 31, 2021 (liquidation) and the year ended December 31, 2020.

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	17,122	$441,340	$477,372	$1,636	$479,008	$-	$479,008	$479,008	$-	$479,008
DGI	36,350	1,039,633	1,511,447	692	1,512,139	-	1,512,139	1,512,139	-	1,512,139
DSRG	23,743	831,648	1,378,999	449	1,379,448	-	1,379,448	1,379,448	-	1,379,448
SVSGI1	106,849	1,090,246	1,551,453	1,768	1,553,221	-	1,553,221	1,553,221	-	1,553,221
SVSI1	40,510	289,980	312,737	-	312,737	173	312,564	312,564	-	312,564
FVU2	19,130	196,882	246,781	674	247,455	-	247,455	247,455	-	247,455
FVUS2	40,688	446,150	435,765	-	435,765	75	435,690	435,690	-	435,690
FAMP	72,112	1,128,943	1,321,822	264	1,322,086	-	1,322,086	1,322,086	-	1,322,086
FEIP	231,967	5,126,476	6,065,936	-	6,065,936	318	6,065,618	6,065,618	-	6,065,618
FG2	11,672	740,674	1,160,464	661	1,161,125	-	1,161,125	1,161,125	-	1,161,125
FGP	131,048	8,858,383	13,423,241	2,810	13,426,051	-	13,426,051	13,426,051	-	13,426,051
FHIP	130,234	707,158	683,731	-	683,731	516	683,215	683,215	-	683,215
FIGBP	10,829	139,740	144,564	263	144,827	-	144,827	144,827	-	144,827
FO2	3,247	62,181	93,960	302	94,262	-	94,262	94,262	-	94,262
FOP	5,903	142,799	172,832	-	172,832	463	172,369	172,369	-	172,369
MEGSS	1,320	57,992	98,678	173	98,851	-	98,851	98,851	-	98,851
MNDSC	8,106	143,699	160,826	-	160,826	344	160,482	160,482	-	160,482
MVITSC	3,465	95,272	152,365	-	152,365	177	152,188	152,188	-	152,188
MVRSC	4,578	124,222	173,606	540	174,146	-	174,146	174,146	-	174,146
EIF4	50,782	791,792	1,157,822	-	1,157,822	514	1,157,308	1,157,308	-	1,157,308
GBF4	62,511	688,307	678,872	96	678,968	-	678,968	678,968	-	678,968
GEM	3,206	36,832	44,050	167	44,217	-	44,217	44,217	-	44,217
GVEX4	457,910	6,246,783	12,826,062	1,122	12,827,184	-	12,827,184	12,827,184	-	12,827,184
GVIDM	89,892	1,092,474	1,181,186	-	1,181,186	36	1,181,150	1,181,150	-	1,181,150
NVLCP1	29,646	346,480	340,632	-	340,632	222	340,410	340,410	-	340,410
NVMIVX	97,108	900,701	1,117,714	182	1,117,896	-	1,117,896	1,117,896	-	1,117,896
NVMMG1	379,792	4,116,725	4,390,399	835	4,391,234	-	4,391,234	4,391,234	-	4,391,234
NVMMV2	10,195	95,416	97,769	574	98,343	-	98,343	98,343	-	98,343
NVNSR1	1,572	21,431	24,901	-	24,901	477	24,424	24,424	-	24,424
NVOLG1	590,356	10,330,655	14,186,261	1,219	14,187,480	-	14,187,480	14,187,480	-	14,187,480
NVOLG2	44,870	785,387	1,063,872	584	1,064,456	-	1,064,456	1,064,456	-	1,064,456
SAM4	4,236,205	4,236,205	4,236,205	-	4,236,205	150	4,236,055	4,236,055	-	4,236,055
SCF4	71,786	1,384,753	1,855,673	391	1,856,064	-	1,856,064	1,856,064	-	1,856,064
SCVF4	136,677	1,393,182	1,581,357	805	1,582,162	-	1,582,162	1,582,162	-	1,582,162
TRF4	73,545	945,053	2,000,422	970	2,001,392	-	2,001,392	2,001,392	-	2,001,392
AMSRS	2,680	70,984	99,246	-	99,246	340	98,906	98,906	-	98,906
AMTB	4,522	47,856	47,392	109	47,501	-	47,501	47,501	-	47,501

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVHYA	21,350	167,600	169,522	311	169,833	-	169,833	169,833	-	169,833
VWBF	24,968	221,764	200,744	328	201,072	-	201,072	201,072	-	201,072
VWEM	70,574	915,419	1,016,262	-	1,016,262	623	1,015,639	1,015,639	-	1,015,639
VWHA	13,162	364,241	350,234	-	350,234	106	350,128	350,128	-	350,128
SVDF	20,067	633,920	857,666	736	858,402	-	858,402	858,402	-	858,402
SVOF	30,631	710,174	1,076,384	-	1,076,384	250	1,076,134	1,076,134	-	1,076,134

Total (unaudited)			$80,167,226	$18,661	$80,185,887	$4,784	$80,181,103	$80,181,103	$-	$80,181,103

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	AASCO	DGI	DSRG	SVSGI1	SVSI1	FVU2	FVUS2
Reinvested dividends	$684,367	-	7,072	10,122	11,572	8,885	5,016	8,727
Mortality and expense risk charges (note 2)	(1,109,523)	(8,362)	(21,236)	(18,602)	(20,956)	(5,051)	(3,589)	(5,996)

Net investment income (loss)	(425,156)	(8,362)	(14,164)	(8,480)	(9,384)	3,834	1,427	2,731

Realized gain (loss) on investments	3,752,382	73,002	83,842	33,729	78,164	17,432	6,868	(718)
Change in unrealized gain (loss) on investments	4,424,164	(271,411)	152,547	242,810	179,115	4,975	32,866	(17,004)

Net gain (loss) on investments	8,176,546	(198,409)	236,389	276,539	257,279	22,407	39,734	(17,722)

Reinvested capital gains	5,277,189	163,188	99,279	29,763	67,116	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,028,579	(43,583)	321,504	297,822	315,011	26,241	41,161	(14,991)

Investment Activity*:	FAMP	FEIP	FG2	FGP	FHIP	FIGBP	FO2	FOP
Reinvested dividends	$20,970	110,317	-	-	35,968	3,005	310	900
Mortality and expense risk charges (note 2)	(18,353)	(82,887)	(15,465)	(183,140)	(9,688)	(2,260)	(1,350)	(2,415)

Net investment income (loss)	2,617	27,430	(15,465)	(183,140)	26,280	745	(1,040)	(1,515)

Realized gain (loss) on investments	23,145	170,538	62,264	1,127,963	(762)	1,358	9,002	15,921
Change in unrealized gain (loss) on investments	70,663	372,590	(69,956)	(1,088,741)	(4,613)	(9,617)	388	(42)

Net gain (loss) on investments	93,808	543,128	(7,692)	39,222	(5,375)	(8,259)	9,390	15,879

Reinvested capital gains	7,176	647,289	232,658	2,673,133	-	4,140	7,338	12,814

Net increase (decrease) in contract owners’ equity resulting from operations	$103,601	1,217,847	209,501	2,529,215	20,905	(3,374)	15,688	27,178

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MEGSS	MNDSC	MVITSC	MVRSC	EIF4	GBF4	GEM	GVEX4
Reinvested dividends	$-	-	593	734	14,658	10,736	478	248,278
Mortality and expense risk charges (note 2)	(1,272)	(2,300)	(1,992)	(3,041)	(16,276)	(9,395)	(709)	(170,311)

Net investment income (loss)	(1,272)	(2,300)	(1,399)	(2,307)	(1,618)	1,341	(231)	77,967

Realized gain (loss) on investments	1,969	331	4,044	37,709	89,320	(6,656)	692	1,160,979
Change in unrealized gain (loss) on investments	3,778	(27,046)	23,903	(5,220)	94,514	(19,156)	(4,664)	1,541,023

Net gain (loss) on investments	5,747	(26,715)	27,947	32,489	183,834	(25,812)	(3,972)	2,702,002

Reinvested capital gains	13,296	29,244	4,537	12,665	11,836	-	-	86,856

Net increase (decrease) in contract owners’ equity resulting from operations	$17,771	229	31,085	42,847	194,052	(24,471)	(4,203)	2,866,825

Investment Activity*:	GVIDM	NVLCP1	NVMIVX	NVMMG1	NVMMV2	NVNSR1	NVOLG1	NVOLG2
Reinvested dividends	$2,254	6,020	37,518	5,629	701	74	64,028	3,994
Mortality and expense risk charges (note 2)	(16,077)	(640)	(16,021)	(67,774)	(1,297)	(313)	(189,697)	(14,840)

Net investment income (loss)	(13,823)	5,380	21,497	(62,145)	(596)	(239)	(125,669)	(10,846)

Realized gain (loss) on investments	6,473	(94)	27,639	59,324	(1,147)	(10)	205,971	35,380
Change in unrealized gain (loss) on investments	92,593	(5,848)	50,472	(893,649)	19,816	2,602	3,086,010	218,867

Net gain (loss) on investments	99,066	(5,942)	78,111	(834,325)	18,669	2,592	3,291,981	254,247

Reinvested capital gains	13,478	-	-	624,351	-	2,637	231,138	18,212

Net increase (decrease) in contract owners’ equity resulting from operations	$98,721	(562)	99,608	(272,119)	18,073	4,990	3,397,450	261,613

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SAM4	SCF4	SCVF4	TRF4	AMSRS	AMTB	PMVHYA	PMVTRA
Reinvested dividends	$-	-	-	14,889	450	1,191	7,844	5,485
Mortality and expense risk charges (note 2)	(53,567)	(25,418)	(22,055)	(27,239)	(1,674)	(761)	(2,463)	(4,237)

Net investment income (loss)	(53,567)	(25,418)	(22,055)	(12,350)	(1,224)	430	5,381	1,248

Realized gain (loss) on investments	-	41,714	(75,683)	267,591	10,671	(104)	490	(10,054)
Change in unrealized gain (loss) on investments	-	410,381	498,884	34,529	11,435	(628)	(2,097)	(15,462)

Net gain (loss) on investments	-	452,095	423,201	302,120	22,106	(732)	(1,607)	(25,516)

Reinvested capital gains	-	18,420	-	89,755	2,299	-	-	15,071

Net increase (decrease) in contract owners’ equity resulting from operations	$(53,567)	445,097	401,146	379,525	23,181	(302)	3,774	(9,197)

Investment Activity*:	VWBF	VWEM	VWHA	SVDF	SVOF	SVSB1
Reinvested dividends	$10,571	10,508	1,491	-	464	12,915
Mortality and expense risk charges (note 2)	(2,899)	(16,032)	(4,801)	(14,599)	(15,375)	(7,098)

Net investment income (loss)	7,672	(5,524)	(3,310)	(14,599)	(14,911)	5,817

Realized gain (loss) on investments	(4,767)	12,845	(1,498)	58,175	95,714	33,616
Change in unrealized gain (loss) on investments	(14,265)	(182,758)	56,869	(186,766)	89,941	(48,464)

Net gain (loss) on investments	(19,032)	(169,913)	55,371	(128,591)	185,655	(14,848)

Reinvested capital gains	-	25,659	-	77,961	55,880	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,360)	(149,778)	52,061	(65,229)	226,624	(9,031)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		AASCO		DGI		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(425,156)	(143,348)	(8,362)	(1,320)	(14,164)	(7,805)	(8,480)	(3,330)
Realized gain (loss) on investments	3,752,382	1,889,369	73,002	3,585	83,842	70,212	33,729	(3,096)
Change in unrealized gain (loss) on investments	4,424,164	6,804,466	(271,411)	221,262	152,547	111,262	242,810	215,185
Reinvested capital gains	5,277,189	4,050,116	163,188	38,361	99,279	90,784	29,763	12,644

Net increase (decrease) in contract owners’ equity resulting from operations	13,028,579	12,600,603	(43,583)	261,888	321,504	264,453	297,822	221,403

Equity transactions:
Purchase payments received from contract owners (note 4)	(133,556)	(1,689,687)	845	1,048	1,760	(48,017)	970	(13,858)
Transfers between funds	-	-	1,037	27,168	(4,474)	(24,808)	(7,253)	(159)
Redemptions (notes 2, 3, and 4)	(8,377,864)	(6,257,059)	(161,327)	(25,790)	(232,467)	(89,965)	(124,034)	(99,339)
Adjustments to maintain reserves	19,668	(6,910)	2,812	(557)	708	92	582	(866)

Net equity transactions	(8,491,752)	(7,953,656)	(156,633)	1,869	(234,473)	(162,698)	(129,735)	(114,222)

Net change in contract owners’ equity	4,536,827	4,646,947	(200,216)	263,757	87,031	101,755	168,087	107,181
Contract owners’ equity at beginning of period	75,644,276	70,997,329	679,224	415,467	1,425,108	1,323,353	1,211,361	1,104,180

Contract owners’ equity at end of period	$80,181,103	75,644,276	479,008	679,224	1,512,139	1,425,108	1,379,448	1,211,361

CHANGE IN UNITS:
Beginning units	39,378	43,858	243	245	446	509	397	443
Units purchased	2,115	4,940	1	11	-	2	-	18
Units redeemed	(4,883)	(9,420)	(59)	(13)	(64)	(65)	(36)	(64)

Ending units	36,610	39,378	185	243	382	446	361	397

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVSGI1		SVSI1		FVU2		FVUS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,384)	(247)	3,834	6,722	1,427	3,180	2,731	4,948
Realized gain (loss) on investments	78,164	71,797	17,432	(13,584)	6,868	(97)	(718)	(1,071)
Change in unrealized gain (loss) on investments	179,115	42,528	4,975	8,358	32,866	(6,313)	(17,004)	13,920
Reinvested capital gains	67,116	56,975	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	315,011	171,053	26,241	1,496	41,161	(3,230)	(14,991)	17,797

Equity transactions:
Purchase payments received from contract owners (note 4)	2,085	1,442	(5,474)	(2,654)	119	254	180	301
Transfers between funds	(12,351)	(6,660)	-	(5,683)	(151)	(5,645)	22,175	2,362
Redemptions (notes 2, 3, and 4)	(109,119)	(134,632)	(66,776)	(15,997)	(55,173)	(14,546)	(12,486)	(56,346)
Adjustments to maintain reserves	2,495	(371)	(431)	347	1,354	(861)	269	124

Net equity transactions	(116,890)	(140,221)	(72,681)	(23,987)	(53,851)	(20,798)	10,138	(53,559)

Net change in contract owners’ equity	198,121	30,832	(46,440)	(22,491)	(12,690)	(24,028)	(4,853)	(35,762)
Contract owners’ equity at beginning of period	1,355,100	1,324,268	359,004	381,495	260,145	284,173	440,543	476,305

Contract owners’ equity at end of period	$1,553,221	1,355,100	312,564	359,004	247,455	260,145	435,690	440,543

CHANGE IN UNITS:
Beginning units	470	526	412	443	172	187	419	470
Units purchased	-	1	-	1	1	1	21	106
Units redeemed	(34)	(57)	(79)	(32)	(33)	(16)	(11)	(157)

Ending units	436	470	333	412	140	172	429	419

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAMP		FEIP		FG2		FGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,617	658	27,430	19,905	(15,465)	(12,146)	(183,140)	(138,033)
Realized gain (loss) on investments	23,145	11,717	170,538	79,525	62,264	72,712	1,127,963	832,636
Change in unrealized gain (loss) on investments	70,663	119,243	372,590	(112,055)	(69,956)	180,983	(1,088,741)	2,101,491
Reinvested capital gains	7,176	15,102	647,289	243,023	232,658	82,584	2,673,133	994,274

Net increase (decrease) in contract owners’ equity resulting from operations	103,601	146,720	1,217,847	230,398	209,501	324,133	2,529,215	3,790,368

Equity transactions:
Purchase payments received from contract owners (note 4)	1,960	(11,386)	(8,375)	4,366	-	39	24,084	(192,297)
Transfers between funds	65,462	(10,895)	3,672	(159,999)	(4,730)	(67,608)	(32,238)	(192,937)
Redemptions (notes 2, 3, and 4)	(75,440)	(122,364)	(627,925)	(430,398)	(69,295)	(18,660)	(1,325,140)	(861,230)
Adjustments to maintain reserves	652	(677)	1,065	(2,153)	1,114	(431)	3,120	(372)

Net equity transactions	(7,366)	(145,322)	(631,563)	(588,184)	(72,911)	(86,660)	(1,330,174)	(1,246,836)

Net change in contract owners’ equity	96,235	1,398	586,284	(357,786)	136,590	237,473	1,199,041	2,543,532
Contract owners’ equity at beginning of period	1,225,851	1,224,453	5,479,334	5,837,120	1,024,535	787,062	12,227,010	9,683,478

Contract owners’ equity at end of period	$1,322,086	1,225,851	6,065,618	5,479,334	1,161,125	1,024,535	13,426,051	12,227,010

CHANGE IN UNITS:
Beginning units	601	680	1,730	1,939	709	771	2,327	2,615
Units purchased	32	4	10	20	6	1	5	32
Units redeemed	(35)	(83)	(185)	(229)	(52)	(63)	(229)	(320)

Ending units	598	601	1,555	1,730	663	709	2,103	2,327

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHIP		FIGBP		FO2		FOP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$26,280	24,391	745	1,330	(1,040)	(1,322)	(1,515)	(1,458)
Realized gain (loss) on investments	(762)	(2,586)	1,358	1,404	9,002	19,518	15,921	4,387
Change in unrealized gain (loss) on investments	(4,613)	(13,513)	(9,617)	10,634	388	(5,507)	(42)	18,082
Reinvested capital gains	-	-	4,140	72	7,338	529	12,814	670

Net increase (decrease) in contract owners’ equity resulting from operations	20,905	8,292	(3,374)	13,440	15,688	13,218	27,178	21,681

Equity transactions:
Purchase payments received from contract owners (note 4)	668	1,119	2,141	584	-	(40,674)	120	984
Transfers between funds	41,871	17,598	1,791	888	(6,186)	(3,332)	(433)	29,940
Redemptions (notes 2, 3, and 4)	(90,805)	(59,392)	(26,826)	(43,395)	(9,658)	(4,325)	(47,892)	(19,236)
Adjustments to maintain reserves	(810)	164	700	(1,037)	627	(497)	119	(832)

Net equity transactions	(49,076)	(40,511)	(22,194)	(42,960)	(15,217)	(48,828)	(48,086)	10,856

Net change in contract owners’ equity	(28,171)	(32,219)	(25,568)	(29,520)	471	(35,610)	(20,908)	32,537
Contract owners’ equity at beginning of period	711,386	743,605	170,395	199,915	93,791	129,401	193,277	160,740

Contract owners’ equity at end of period	$683,215	711,386	144,827	170,395	94,262	93,791	172,369	193,277

CHANGE IN UNITS:
Beginning units	491	520	128	162	123	193	135	128
Units purchased	29	15	1	2	-	1	-	23
Units redeemed	(62)	(44)	(18)	(36)	(18)	(71)	(33)	(16)

Ending units	458	491	111	128	105	123	102	135

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MEGSS		MNDSC		MVITSC		MVRSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,272)	(982)	(2,300)	(1,679)	(1,399)	(1,113)	(2,307)	(1,474)
Realized gain (loss) on investments	1,969	670	331	523	4,044	3,105	37,709	3,233
Change in unrealized gain (loss) on investments	3,778	14,409	(27,046)	37,094	23,903	8,074	(5,220)	16,625
Reinvested capital gains	13,296	4,809	29,244	12,949	4,537	3,541	12,665	6,985

Net increase (decrease) in contract owners’ equity resulting from operations	17,771	18,906	229	48,887	31,085	13,607	42,847	25,369

Equity transactions:
Purchase payments received from contract owners (note 4)	-	28	-	3	-	-	-	-
Transfers between funds	(21)	311	6,167	(3,793)	-	-	(273)	2,473
Redemptions (notes 2, 3, and 4)	(1,765)	(232)	(1,729)	(1,976)	(7,110)	(6,622)	(67,728)	(5,223)
Adjustments to maintain reserves	272	(96)	(404)	96	(341)	(216)	1	786

Net equity transactions	(1,514)	11	4,034	(5,670)	(7,451)	(6,838)	(68,000)	(1,964)

Net change in contract owners’ equity	16,257	18,917	4,263	43,217	23,634	6,769	(25,153)	23,405
Contract owners’ equity at beginning of period	82,594	63,677	156,219	113,002	128,554	121,785	199,299	175,894

Contract owners’ equity at end of period	$98,851	82,594	160,482	156,219	152,188	128,554	174,146	199,299

CHANGE IN UNITS:
Beginning units	66	66	78	81	98	104	163	165
Units purchased	-	1	3	-	-	-	-	3
Units redeemed	(1)	(1)	(1)	(3)	(5)	(6)	(47)	(5)

Ending units	65	66	80	78	93	98	116	163

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EIF4		GBF4		GEM		GVEX4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,618)	2,966	1,341	4,688	(231)	240	77,967	36,302
Realized gain (loss) on investments	89,320	83,206	(6,656)	(5,378)	692	517	1,160,979	1,251,029
Change in unrealized gain (loss) on investments	94,514	(113,346)	(19,156)	34,907	(4,664)	4,651	1,541,023	124,421
Reinvested capital gains	11,836	40,923	-	-	-	-	86,856	226,600

Net increase (decrease) in contract owners’ equity resulting from operations	194,052	13,749	(24,471)	34,217	(4,203)	5,408	2,866,825	1,638,352

Equity transactions:
Purchase payments received from contract owners (note 4)	5,909	(47,651)	1,219	1,903	-	-	(63,195)	(37,145)
Transfers between funds	(3,724)	38,063	56,899	23,536	-	-	(79,773)	(164,207)
Redemptions (notes 2, 3, and 4)	(120,871)	(65,793)	(85,113)	(78,747)	(2,393)	(2,570)	(1,187,419)	(1,900,551)
Adjustments to maintain reserves	(408)	(672)	(111)	(76)	(160)	170	779	(562)

Net equity transactions	(119,094)	(76,053)	(27,106)	(53,384)	(2,553)	(2,400)	(1,329,608)	(2,102,465)

Net change in contract owners’ equity	74,958	(62,304)	(51,577)	(19,167)	(6,756)	3,008	1,537,217	(464,113)
Contract owners’ equity at beginning of period	1,082,350	1,144,654	730,545	749,712	50,973	47,965	11,289,967	11,754,080

Contract owners’ equity at end of period	$1,157,308	1,082,350	678,968	730,545	44,217	50,973	12,827,184	11,289,967

CHANGE IN UNITS:
Beginning units	731	790	761	812	78	82	2,558	3,102
Units purchased	8	31	57	28	-	-	3	24
Units redeemed	(80)	(90)	(83)	(79)	(4)	(4)	(265)	(568)

Ending units	659	731	735	761	74	78	2,296	2,558

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		NVLCP1		NVMIVX		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,823)	(13,190)	5,380	-	21,497	(2,941)	(62,145)	(53,750)
Realized gain (loss) on investments	6,473	15,641	(94)	-	27,639	732	59,324	(73,324)
Change in unrealized gain (loss) on investments	92,593	9,064	(5,848)	-	50,472	166,541	(893,649)	1,511,630
Reinvested capital gains	13,478	70,083	-	-	-	-	624,351	542,133

Net increase (decrease) in contract owners’ equity resulting from operations	98,721	81,598	(562)	-	99,608	164,332	(272,119)	1,926,689

Equity transactions:
Purchase payments received from contract owners (note 4)	5,521	(3,235)	-	-	270	(369)	(36,879)	(131,748)
Transfers between funds	(2,995)	6,777	346,725	-	6,197	958,227	(15,126)	(29,955)
Redemptions (notes 2, 3, and 4)	(51,278)	(100,994)	(5,531)	-	(101,792)	(8,810)	(325,741)	(394,479)
Adjustments to maintain reserves	12	(348)	(222)	-	383	(150)	92	663

Net equity transactions	(48,740)	(97,800)	340,972	-	(94,942)	948,898	(377,654)	(555,519)

Net change in contract owners’ equity	49,981	(16,202)	340,410	-	4,666	1,113,230	(649,773)	1,371,170
Contract owners’ equity at beginning of period	1,131,169	1,147,371	-	-	1,113,230	-	5,041,007	3,669,837

Contract owners’ equity at end of period	$1,181,150	1,131,169	340,410	-	1,117,896	1,113,230	4,391,234	5,041,007

CHANGE IN UNITS:
Beginning units	2,072	2,345	-	-	2,447	-	1,967	3,112
Units purchased	7	190	694	-	20	2,466	17	10
Units redeemed	(48)	(463)	(12)	-	(172)	(19)	(141)	(1,155)

Ending units	2,031	2,072	682	-	2,295	2,447	1,843	1,967

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNSR1		NVOLG1		NVOLG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(596)	526	(239)	(98)	(125,669)	(6,022)	(10,846)	(2,238)
Realized gain (loss) on investments	(1,147)	(647)	(10)	(62)	205,971	(195,440)	35,380	3,871
Change in unrealized gain (loss) on investments	19,816	692	2,602	1,093	3,086,010	950,062	218,867	49,980
Reinvested capital gains	-	-	2,637	1,168	231,138	1,149,923	18,212	87,722

Net increase (decrease) in contract owners’ equity resulting from operations	18,073	571	4,990	2,101	3,397,450	1,898,523	261,613	139,335

Equity transactions:
Purchase payments received from contract owners (note 4)	-	15	-	-	(55,431)	(143,582)	-	27
Transfers between funds	(1,938)	6,217	-	-	(87,070)	(221,462)	(31,481)	18,188
Redemptions (notes 2, 3, and 4)	(33)	(32)	(11)	(10)	(1,854,208)	(622,637)	(144,446)	(16,892)
Adjustments to maintain reserves	724	163	(87)	(32)	2,326	(1,304)	716	598

Net equity transactions	(1,247)	6,363	(98)	(42)	(1,994,383)	(988,985)	(175,211)	1,921

Net change in contract owners’ equity	16,826	6,934	4,892	2,059	1,403,067	909,538	86,402	141,256
Contract owners’ equity at beginning of period	81,517	74,583	19,532	17,473	12,784,413	11,874,875	978,054	836,798

Contract owners’ equity at end of period	$98,343	81,517	24,424	19,532	14,187,480	12,784,413	1,064,456	978,054

CHANGE IN UNITS:
Beginning units	74	66	16	16	5,481	5,969	432	432
Units purchased	-	7	-	-	6	17	1	9
Units redeemed	(1)	1	-	-	(751)	(505)	(66)	(9)

Ending units	73	74	16	16	4,736	5,481	367	432

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM4		SCF4		SCVF4		TRF4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(53,567)	(54,827)	(25,418)	(17,537)	(22,055)	(15,322)	(12,350)	(4,129)
Realized gain (loss) on investments	-	-	41,714	20,633	(75,683)	(189,349)	267,591	242,097
Change in unrealized gain (loss) on investments	-	-	410,381	217,164	498,884	226,405	34,529	(220,485)
Reinvested capital gains	-	-	18,420	54,508	-	5,854	89,755	136,327

Net increase (decrease) in contract owners’ equity resulting from operations	(53,567)	(54,827)	445,097	274,768	401,146	27,588	379,525	153,810

Equity transactions:
Purchase payments received from contract owners (note 4)	1,544	(900,306)	1,789	(11,280)	-	(23,827)	(31,107)	(47,305)
Transfers between funds	663,831	747,116	(19,425)	(26,688)	(19,983)	(12,713)	(8,890)	9,006
Redemptions (notes 2, 3, and 4)	(236,115)	(193,977)	(139,921)	(84,165)	(179,574)	(70,894)	(339,288)	(330,856)
Adjustments to maintain reserves	16	(11)	741	(786)	1,308	(861)	945	820

Net equity transactions	429,276	(347,178)	(156,816)	(122,919)	(198,249)	(108,295)	(378,340)	(368,335)

Net change in contract owners’ equity	375,709	(402,005)	288,281	151,849	202,897	(80,707)	1,185	(214,525)
Contract owners’ equity at beginning of period	3,860,346	4,262,351	1,567,783	1,415,934	1,379,265	1,459,972	2,000,207	2,214,732

Contract owners’ equity at end of period	$4,236,055	3,860,346	1,856,064	1,567,783	1,582,162	1,379,265	2,001,392	2,000,207

CHANGE IN UNITS:
Beginning units	6,168	6,731	818	894	871	956	2,123	2,861
Units purchased	1,125	1,772	6	18	4	56	1	5
Units redeemed	(429)	(2,335)	(73)	(94)	(107)	(141)	(448)	(743)

Ending units	6,864	6,168	751	818	768	871	1,676	2,123

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		AMTB		PMVHYA		PMVTRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,224)	(706)	430	591	5,381	6,477	1,248	2,593
Realized gain (loss) on investments	10,671	9	(104)	(448)	490	(4,203)	(10,054)	(199)
Change in unrealized gain (loss) on investments	11,435	13,534	(628)	1,100	(2,097)	(92)	(15,462)	18,497
Reinvested capital gains	2,299	3,920	-	-	-	-	15,071	4,198

Net increase (decrease) in contract owners’ equity resulting from operations	23,181	16,757	(302)	1,243	3,774	2,182	(9,197)	25,089

Equity transactions:
Purchase payments received from contract owners (note 4)	2,900	310	5,444	558	-	25	-	(17,758)
Transfers between funds	(349)	88	1,560	2,600	2,512	994	(336,661)	184
Redemptions (notes 2, 3, and 4)	(36,477)	(114)	(27,925)	(9,224)	(23,393)	(46,792)	(10,133)	(7,122)
Adjustments to maintain reserves	(361)	204	211	(116)	(182)	985	62	(1)

Net equity transactions	(34,287)	488	(20,710)	(6,182)	(21,063)	(44,788)	(346,732)	(24,697)

Net change in contract owners’ equity	(11,106)	17,245	(21,012)	(4,939)	(17,289)	(42,606)	(355,929)	392
Contract owners’ equity at beginning of period	110,012	92,767	68,513	73,452	187,122	229,728	355,929	355,537

Contract owners’ equity at end of period	$98,906	110,012	47,501	68,513	169,833	187,122	-	355,929

CHANGE IN UNITS:
Beginning units	172	171	96	105	143	183	300	321
Units purchased	-	2	2	8	1	1	5	-
Units redeemed	(45)	(1)	(31)	(17)	(17)	(41)	(305)	(21)

Ending units	127	172	67	96	127	143	-	300

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		SVDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,672	11,307	(5,524)	6,259	(3,310)	(1,066)	(14,599)	(11,088)
Realized gain (loss) on investments	(4,767)	(1,994)	12,845	23,294	(1,498)	(24,136)	58,175	36,037
Change in unrealized gain (loss) on investments	(14,265)	5,701	(182,758)	94,412	56,869	68,370	(186,766)	316,122
Reinvested capital gains	-	-	25,659	30,478	-	-	77,961	69,007

Net increase (decrease) in contract owners’ equity resulting from operations	(11,360)	15,014	(149,778)	154,443	52,061	43,168	(65,229)	410,078

Equity transactions:
Purchase payments received from contract owners (note 4)	2,015	1,172	2,577	(29,557)	312	442	2,075	426
Transfers between funds	2,218	1,847	45,737	(20,832)	183	66	11,415	(7,372)
Redemptions (notes 2, 3, and 4)	(7,723)	(2,029)	(38,073)	(74,919)	(4,110)	(26,760)	(156,072)	(85,217)
Adjustments to maintain reserves	368	(194)	(471)	(171)	(246)	346	(119)	1,161

Net equity transactions	(3,122)	796	9,770	(125,479)	(3,861)	(25,906)	(142,701)	(91,002)

Net change in contract owners’ equity	(14,482)	15,810	(140,008)	28,964	48,200	17,262	(207,930)	319,076
Contract owners’ equity at beginning of period	215,554	199,744	1,155,647	1,126,683	301,928	284,666	1,066,332	747,256

Contract owners’ equity at end of period	$201,072	215,554	1,015,639	1,155,647	350,128	301,928	858,402	1,066,332

CHANGE IN UNITS:
Beginning units	213	212	621	700	270	299	613	689
Units purchased	7	3	28	8	1	4	7	1
Units redeemed	(10)	(2)	(21)	(87)	(4)	(33)	(93)	(77)

Ending units	210	213	628	621	267	270	527	613

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVOF		SVSB1		GVDIVI		GVDIV4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,911)	(8,167)	5,817	8,307	-	23,098	-	54,154
Realized gain (loss) on investments	95,714	20,615	33,616	2,852	-	(173,621)	-	(296,953)
Change in unrealized gain (loss) on investments	89,941	87,834	(48,464)	33,892	-	98,075	-	122,480
Reinvested capital gains	55,880	63,970	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,624	164,252	(9,031)	45,051	-	(52,448)	-	(120,319)

Equity transactions:
Purchase payments received from contract owners (note 4)	122	368	276	352	-	78	-	(2,882)
Transfers between funds	(7,369)	(1,035)	(596,558)	7,014	-	(287,951)	-	(646,929)
Redemptions (notes 2, 3, and 4)	(155,501)	(27,095)	(32,028)	(34,038)	-	(20,659)	-	(42,015)
Adjustments to maintain reserves	(144)	(259)	(408)	486	-	210	-	184

Net equity transactions	(162,892)	(28,021)	(628,718)	(26,186)	-	(308,322)	-	(691,642)

Net change in contract owners’ equity	63,732	136,231	(637,749)	18,865	-	(360,770)	-	(811,961)
Contract owners’ equity at beginning of period	1,012,402	876,171	637,749	618,884	-	360,770	-	811,961

Contract owners’ equity at end of period	$1,076,134	1,012,402	-	637,749	-	-	-	-

CHANGE IN UNITS:
Beginning units	551	569	594	620	-	724	-	850
Units purchased	1	4	5	12	-	19	-	3
Units redeemed	(76)	(22)	(599)	(38)	-	(743)	-	(853)

Ending units	476	551	-	594	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)

Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)

MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)		12/31/2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
EIF4	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV	5/1/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 1.80%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.20% of the daily value of the allocations to the underlying fund options
Annual Administrative Fee - assessed through a redemption of units	Up to $40 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	9 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Death Benefit Riders	0.25% - 0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $238,137 and $1,755,457, respectively, and total transfers from the Separate Account to the fixed account were $3,835 and $4,686, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$80,167,226	$-	$-	$80,167,226

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$164,796	$169,414
DGI	111,935	261,999
DSRG	42,440	151,475
SVSGI1	81,748	143,400
SVSI1	10,181	78,598
FVU2	6,936	60,713
FVUS2	30,853	18,252
FAMP	111,879	110,105
FEIP	798,572	756,480
FG2	232,716	89,548
FGP	2,684,329	1,527,630
FHIP	78,332	100,317
FIGBP	10,978	28,987
FO2	7,869	17,415
FOP	19,814	56,720
MEGSS	13,411	3,174
MNDSC	35,406	4,023
MVITSC	5,130	9,103
MVRSC	13,399	71,041
EIF4	41,951	150,419
GBF4	68,559	94,212
GEM	478	3,103
GVEX4	349,480	1,515,044
GVIDM	22,509	71,606
NVLCP1	352,731	6,157
NVMIVX	55,105	128,933
NVMMG1	679,182	494,722
NVMMV2	1,761	4,327
NVNSR1	2,711	323
NVOLG1	315,124	2,206,364
NVOLG2	22,206	190,767
SAM4	722,325	346,633
SCF4	38,279	202,834
SCVF4	12,058	233,670
TRF4	105,398	407,278
AMSRS	5,288	38,139
AMTB	23,182	43,673
PMVHYA	10,349	25,848
PMVTRA	27,002	357,477
VWBF	16,647	12,465
VWEM	83,471	53,096
VWHA	2,077	9,004
SVDF	92,480	171,700
SVOF	57,344	179,123
SVSB1	18,663	641,156

	$7,587,084	$11,246,467

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2021	1.40%	185	$2,589.23	$479,008	0.00%	-7.37%
2020	1.40%	243	2,795.16	679,224	1.14%	64.83%
2019	1.40%	245	1,695.78	415,467	0.00%	27.54%
2018	1.40%	295	1,329.63	392,240	0.00%	0.02%
2017	1.40%	324	1,329.40	430,725	0.00%	26.95%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	1.40%	382	3,958.48	1,512,139	0.47%	23.88%
2020	1.40%	446	3,195.31	1,425,108	0.77%	22.90%
2019	1.40%	509	2,599.91	1,323,353	1.09%	27.33%
2018	1.40%	624	2,041.93	1,274,164	0.81%	-6.02%
2017	1.40%	665	2,172.68	1,444,832	0.73%	18.05%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.40%	361	3,821.19	1,379,448	0.76%	25.23%
2020	1.40%	397	3,051.29	1,211,361	1.09%	22.42%
2019	1.40%	443	2,492.51	1,104,180	1.44%	32.49%
2018	1.40%	477	1,881.27	897,364	1.77%	-5.74%
2017	1.40%	538	1,995.79	1,073,737	1.16%	13.73%
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)
2021	1.40%	436	3,562.43	1,553,221	0.77%	23.56%
2020	1.40%	470	2,883.19	1,355,100	1.38%	14.52%
2019	1.40%	526	2,517.62	1,324,268	1.08%	28.49%
2018	1.40%	557	1,959.38	1,091,374	1.77%	-7.00%
2017	1.40%	604	2,106.96	1,272,605	1.18%	19.34%
Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)
2021	1.40%	333	938.63	312,564	2.45%	7.72%
2020	1.40%	412	871.37	359,004	3.46%	1.19%
2019	1.40%	443	861.16	381,495	3.03%	20.08%
2018	1.40%	476	717.16	341,367	1.04%	-15.59%
2017	1.40%	522	849.63	443,507	7.32%	20.27%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	1.40%	140	1,767.53	247,455	1.93%	16.86%
2020	1.40%	172	1,512.47	260,145	2.65%	-0.47%
2019	1.40%	187	1,519.64	284,173	1.89%	18.56%
2018	1.40%	177	1,281.79	226,876	3.02%	-9.77%
2017	1.40%	224	1,420.62	318,218	4.20%	16.47%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2021	1.40%	429	1,015.59	435,690	2.04%	-3.41%
2020	1.40%	419	1,051.41	440,543	2.48%	3.75%
2019	1.40%	470	1,013.41	476,305	2.44%	4.43%
2018	1.40%	491	970.46	476,496	2.42%	-0.95%
2017	1.40%	522	979.77	511,442	2.39%	0.51%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	1.40%	598	2,210.85	1,322,086	1.60%	8.39%
2020	1.40%	601	2,039.68	1,225,851	1.46%	13.27%
2019	1.40%	680	1,800.67	1,224,453	1.77%	16.61%
2018	1.40%	715	1,544.24	1,104,131	1.59%	-6.67%
2017	1.40%	898	1,654.66	1,485,886	1.69%	12.52%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.40%	1,555	3,900.72	6,065,618	1.86%	23.16%
2020	1.40%	1,730	3,167.25	5,479,334	1.80%	5.21%
2019	1.40%	1,939	3,010.38	5,837,120	2.00%	25.67%
2018	1.40%	2,153	2,395.43	5,157,357	2.21%	-9.57%
2017	1.40%	2,407	2,649.06	6,376,298	1.67%	11.33%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	1.40%	663	1,751.32	1,161,125	0.00%	21.20%
2020	1.40%	709	1,445.04	1,024,535	0.04%	41.56%
2019	1.40%	771	1,020.83	787,062	0.05%	32.11%
2018	1.40%	822	772.69	635,151	0.04%	-1.82%
2017	1.40%	917	787.05	721,723	0.08%	32.95%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	1.40%	2,103	6,384.24	13,426,051	0.00%	21.50%
2020	1.40%	2,327	5,254.41	12,227,010	0.08%	41.89%
2019	1.40%	2,615	3,703.05	9,683,478	0.26%	32.45%
2018	1.40%	2,977	2,795.88	8,323,335	0.24%	-1.56%
2017	1.40%	3,302	2,840.31	9,378,705	0.22%	33.26%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.40%	458	1,491.74	683,215	5.20%	2.96%
2020	1.40%	491	1,448.85	711,386	4.96%	1.32%
2019	1.40%	520	1,430.01	743,605	5.10%	13.51%
2018	1.40%	559	1,259.86	704,259	5.53%	-4.64%
2017	1.40%	615	1,321.12	812,488	5.08%	5.45%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	1.40%	111	1,304.75	144,827	1.88%	-1.99%
2020	1.40%	128	1,331.21	170,395	2.15%	7.87%
2019	1.40%	162	1,234.05	199,915	2.72%	8.14%
2018	1.40%	181	1,141.14	206,546	2.45%	-1.92%
2017	1.40%	188	1,163.49	218,736	2.37%	2.77%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	1.40%	105	897.73	94,262	0.32%	17.73%
2020	1.40%	123	762.53	93,791	0.18%	13.73%
2019	1.40%	193	670.47	129,401	1.56%	25.73%
2018	1.40%	201	533.27	107,188	1.32%	-16.24%
2017	1.40%	204	636.70	129,887	1.22%	28.19%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	1.40%	102	1,689.89	172,369	0.52%	18.04%
2020	1.40%	135	1,431.68	193,277	0.43%	14.01%
2019	1.40%	128	1,255.78	160,740	1.73%	25.99%
2018	1.40%	132	996.73	131,569	1.31%	-16.00%
2017	1.40%	147	1,186.58	174,427	1.41%	28.48%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2021	1.40%	65	1,520.79	98,851	0.00%	21.52%
2020	1.40%	66	1,251.43	82,594	0.00%	29.71%
2019	1.40%	66	964.80	63,677	0.00%	35.86%
2018	1.40%	66	710.13	46,869	0.00%	0.98%
2017	1.40%	70	703.24	49,227	0.00%	29.27%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	1.40%	80	2,006.02	160,482	0.00%	0.16%
2020	1.40%	78	2,002.81	156,219	0.00%	43.56%
2019	1.40%	81	1,395.09	113,002	0.00%	39.31%
2018	1.40%	94	1,001.42	94,133	0.00%	-3.09%
2017	1.40%	97	1,033.36	100,236	0.00%	24.58%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)
2021	1.40%			93	1,636.44			152,188	0.42%	24.75%
2020	1.40%			98	1,311.77			128,554	0.43%	12.02%
2019	1.40%			104	1,171.01			121,785	0.49%	29.42%
2018	1.40%			109	904.80			98,623	0.42%	-7.03%
2017	1.40%			132	973.17			128,459	0.53%	21.32%
MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)
2021	1.40%			116	1,501.26			174,146	0.34%	22.78%
2020	1.40%			163	1,222.69			199,299	0.54%	14.70%
2019	1.40%			165	1,066.02			175,894	0.60%	30.76%
2018	1.40%			171	815.25			139,408	0.46%	-5.96%
2017	1.40%			178	866.91			154,310	1.10%	21.36%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2021	1.40%			659	1,756.16			1,157,308	1.26%	18.61%
2020	1.40%			731	1,480.64			1,082,350	1.70%	2.19%
2019	1.40%			790	1,448.93			1,144,654	1.81%	25.53%
2018	1.40%			850	1,154.29			981,145	1.77%	-8.55%
2017	1.40%			932	1,262.23			1,176,396	3.09%	16.35%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2021	1.20%	to	1.40%	735	125.00	to	1,018.41	678,968	1.60%	-3.24%	to	-3.44%
2020	1.20%	to	1.40%	761	129.19	to	1,054.67	730,545	2.04%	4.82%	to	4.62%
2019	1.20%	to	1.40%	812	123.25	to	1,008.14	749,712	2.26%	4.91%	to	4.70%
2018	1.20%	to	1.40%	892	117.48	to	962.88	743,915	2.15%	-1.16%	to	-1.36%
2017	1.20%	to	1.40%	937	118.86	to	976.14	798,053	2.00%	0.87%	to	0.67%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	1.40%			74	597.53			44,217	0.94%	-8.57%
2020	1.40%			78	653.51			50,973	1.95%	11.72%
2019	1.40%			82	584.93			47,965	2.42%	21.24%
2018	1.40%			86	482.47			41,493	0.67%	-18.57%
2017	1.40%			91	592.52			53,919	1.31%	39.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2021	1.40%			2,296	5,586.75			12,827,184	2.04%	26.58%
2020	1.40%			2,558	4,413.59			11,289,967	1.74%	16.48%
2019	1.40%			3,102	3,789.19			11,754,080	2.02%	29.37%
2018	1.40%			3,395	2,929.02			9,944,029	1.64%	-5.97%
2017	1.40%			3,736	3,115.12			11,638,071	1.71%	19.85%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	1.20%	to	1.40%	2,031	126.98	to	1,237.99	1,181,150	0.19%	9.00%	to	8.78%
2020	1.20%	to	1.40%	2,072	116.50	to	1,138.07	1,131,169	0.16%	9.03%	to	8.81%
2019	1.20%	to	1.40%	2,345	106.85	to	1,045.91	1,147,371	2.19%	16.34%	to	16.11%
2018	1.20%	to	1.40%	2,576	91.84	to	900.81	1,044,747	1.80%	-6.81%	to	-7.00%
2017	1.20%	to	1.40%	2,691	98.56	to	968.60	1,232,603	1.68%	11.58%	to	11.36%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	1.40%			682	499.13			340,410	1.77%	-0.17%		*	***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	1.20%	to	1.40%	2,295	64.20	to	640.50	1,117,896	3.26%	9.26%	to	9.04%
2020	1.20%	to	1.40%	2,447	58.76	to	587.39	1,113,230	0.00%	17.53%	to	17.48	%****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	1.20%	to	1.40%	1,843	286.20	to	2,790.26	4,391,234	0.12%	-5.84%	to	-6.03%
2020	1.20%	to	1.40%	1,967	303.95	to	2,969.30	5,041,007	0.00%	58.98%	to	58.66%
2019	1.20%	to	1.40%	3,112	191.19	to	1,871.44	3,669,837	0.00%	35.62%	to	35.35%
2018	1.20%	to	1.40%	3,261	140.98	to	1,382.71	2,889,790	0.00%	-7.97%	to	-8.15%
2017	1.20%	to	1.40%	3,381	153.18	to	1,505.46	3,326,733	0.00%	26.22%	to	25.97%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	1.40%			73	1,347.16			98,343	0.76%	22.29%
2020	1.40%			74	1,101.58			81,517	2.17%	-2.52%
2019	1.40%			66	1,130.04			74,583	2.18%	22.12%
2018	1.40%			76	925.32			70,324	1.11%	-14.37%
2017	1.40%			73	1,080.60			78,884	1.15%	12.26%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	1.40%			16	1,526.52			24,424	0.33%	25.05%
2020	1.40%			16	1,220.75			19,532	0.82%	11.78%
2019	1.40%			16	1,092.06			17,473	0.85%	24.26%
2018	1.40%			16	878.88			14,062	0.66%	-7.11%
2017	1.40%			17	946.13			16,084	0.35%	16.97%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.40%			4,736	2,995.67			14,187,480	0.47%	28.43%
2020	1.40%			5,481	2,332.50			12,784,413	1.35%	17.24%
2019	1.40%			5,969	1,989.42			11,874,875	1.70%	35.70%
2018	1.40%			6,709	1,466.01			9,835,493	0.78%	-2.65%
2017	1.40%			7,301	1,505.97			10,995,078	0.48%	25.55%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	1.40%			367	2,900.43			1,064,456	0.38%	28.11%
2020	1.40%			432	2,264.01			978,054	1.13%	16.88%
2019	1.40%			432	1,937.03			836,798	1.53%	35.42%
2018	1.40%			451	1,430.35			645,088	0.52%	-2.92%
2017	1.40%			478	1,473.33			704,252	0.24%	25.31%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2021	1.20%	to	1.40%	6,864	66.86	to	617.46	4,236,055	0.00%	-1.20%	to	-1.40%
2020	1.20%	to	1.40%	6,168	67.67	to	626.23	3,860,346	0.23%	-0.96%	to	-1.16%
2019	1.20%	to	1.40%	6,731	68.32	to	633.58	4,262,351	1.77%	0.56%	to	0.36%
2018	1.20%	to	1.40%	6,295	67.94	to	631.33	3,971,952	1.36%	0.17%	to	-0.04%
2017	1.20%	to	1.40%	7,180	67.83	to	631.56	4,532,331	0.41%	-0.78%	to	-0.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2021	1.40%			751	2,471.46			1,856,064	0.00%	28.95%
2020	1.40%			818	1,916.61			1,567,783	0.02%	21.01%
2019	1.40%			894	1,583.82			1,415,934	0.08%	23.94%
2018	1.40%			962	1,277.86			1,229,303	0.02%	-13.87%
2017	1.40%			1,047	1,483.56			1,553,291	0.00%	11.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2021	1.40%			768	2,060.11			1,582,162	0.00%	30.09%
2020	1.40%			871	1,583.54			1,379,265	0.08%	3.69%
2019	1.40%			956	1,527.17			1,459,972	1.05%	17.35%
2018	1.40%			1,050	1,301.38			1,366,444	0.68%	-18.11%
2017	1.40%			1,165	1,589.21			1,851,426	0.50%	7.55%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2021	1.20%	to	1.40%	1,676	416.17	to	3,587.64	2,001,392	0.73%	20.45%	to	20.21%
2020	1.20%	to	1.40%	2,123	345.51	to	2,984.45	2,000,207	1.12%	9.00%	to	8.78%
2019	1.20%	to	1.40%	2,861	316.97	to	2,743.45	2,214,732	1.14%	27.80%	to	27.54%
2018	1.20%	to	1.40%	3,092	248.02	to	2,150.98	1,954,333	1.08%	-1.20%	to	-1.40%
2017	1.20%	to	1.40%	3,165	251.04	to	2,181.50	2,121,012	0.98%	19.11%	to	18.87%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	1.40%			127	778.79			98,906	0.38%	21.76%
2020	1.40%			172	639.60			110,012	0.63%	17.90%
2019	1.40%			171	542.50			92,767	0.39%	8.50%		* ***
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	1.40%			67	708.97			47,501	2.37%	-0.66%
2020	1.40%			96	713.67			68,513	2.23%	2.02%
2019	1.40%			105	699.55			73,452	1.93%	2.25%
2018	1.40%			110	684.18			75,260	1.36%	-0.39%
2017	1.40%			143	686.87			98,223	1.40%	-0.51%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2021	1.40%			127	1,337.27			169,833	4.46%	2.20%
2020	1.40%			143	1,308.55			187,122	4.83%	4.24%
2019	1.40%			183	1,255.34			229,728	4.95%	13.12%
2018	1.40%			190	1,109.76			210,854	5.09%	-4.02%
2017	1.40%			199	1,156.23			230,090	4.87%	5.13%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	1.40%	300	1,186.43	355,929	2.12%	7.12%
2019	1.40%	321	1,107.59	355,537	3.01%	6.84%
2018	1.40%	345	1,036.70	357,662	2.53%	-1.94%
2017	1.40%	357	1,057.17	377,409	2.01%	3.46%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	1.40%	210	957.48	201,072	5.10%	-5.39%
2020	1.40%	213	1,011.99	215,554	7.29%	7.41%
2019	1.40%	212	942.19	199,744	0.34%	11.05%
2018	1.40%	227	848.43	192,594	7.96%	-7.45%
2017	1.40%	267	916.73	244,766	2.34%	10.69%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	1.40%	628	1,617.26	1,015,639	0.92%	-13.09%
2020	1.40%	621	1,860.95	1,155,647	2.02%	15.62%
2019	1.40%	700	1,609.55	1,126,683	0.47%	28.78%
2018	1.40%	795	1,249.84	993,621	0.30%	-24.56%
2017	1.40%	822	1,656.65	1,361,770	0.44%	48.94%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	1.40%	267	1,311.34	350,128	0.43%	17.27%
2020	1.40%	270	1,118.25	301,928	0.94%	17.46%
2019	1.40%	299	952.06	284,666	0.00%	10.31%
2018	1.40%	354	863.05	305,519	0.00%	-29.28%
2017	1.40%	373	1,220.38	455,203	0.00%	-3.06%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	1.40%	527	1,628.85	858,402	0.00%	-6.36%
2020	1.40%	613	1,739.53	1,066,332	0.00%	60.39%
2019	1.40%	689	1,084.55	747,256	0.00%	37.09%
2018	1.40%	723	791.14	571,992	0.00%	-8.36%
2017	1.40%	758	863.33	654,406	0.00%	27.34%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	1.40%	476	2,260.79	1,076,134	0.04%	23.04%
2020	1.40%	551	1,837.39	1,012,402	0.44%	19.32%
2019	1.40%	569	1,539.84	876,171	0.28%	29.64%
2018	1.40%	642	1,187.80	762,571	0.19%	-8.44%
2017	1.40%	658	1,297.35	853,660	0.67%	18.77%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.